Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities [Abstract]
Organization And Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Technology Co., Ltd. ("CDTV BVI") was incorporated in the British Virgin Islands ("BVI") as a limited liability company on March 9, 2004 by the shareholders of Novel-Tongfang Information Engineering Co., Ltd. ("N-T Information Engineering") and SB Asia Infrastructure Fund L.P. ("SAIF"), a third-party investor. The principal activities of CDTV BVI are to install and integrate conditional access systems ("CA Systems"), subscriber management systems and electronic program guidance systems to cable TV operators in the People's Republic of China ("PRC") and to sell digital TV intelligent cards ("smart cards") to these operators.

The development, production and sale of commercial encryption products in the PRC are regulated by the PRC National Encryption Administrative Bureau. Currently, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from conducting encryption-related businesses; however, they may have difficulty obtaining the licenses or permits required for conducting such businesses from the Encryption Bureau due to the PRC Encryption Authority's generally restrictive approach towards foreign participation in the PRC encryption industry. In addition, the PRC State Administration of Radio, Film and Television ("SARFT") has a policy to require any cable television network operator who uses non-PRC CA systems to install parallel PRC CA systems. Such policy does not expressly indicate whether the CA systems produced by a foreign-invested company incorporated in the PRC fall into the category of non-PRC CA systems. In consideration of the PRC Encryption Authority's preferences and the SARFT's policy, CDTV BVI conducts substantially all of its operations through its subsidiary, Beijing Super TV Co., Ltd. ("Super TV"), and Novel-Tongfang Digital TV Technology Co., Ltd. ("N-T Digital TV"), a variable interest entity ("VIE"), which is 100% owned by PRC citizens and has obtained the license to operate such business in the PRC.

N-T Digital TV was established in the PRC on May 31, 2004 by N-T Information Engineering (who contributed 75% of the paid-in capital) and Ms. Li Yang, who is a PRC citizen representing SAIF (which contributed 25% of the paid-in capital). N-T Digital TV was subsequently renamed to Beijing Novel-Super Digital TV Technology Co., Ltd. ("N-S Digital TV") in December 2007. In August 2007, Ms. Li Yang transferred her entire equity interest in N-S Digital TV to Ms. Wei Gao, a PRC citizen representing SAIF. In June 2008, Ms. Wei Gao transferred her entire equity interest in N-S Digital TV to Mr. Junming Wu, a PRC citizen employed by Super TV and the business registration was completed in 2009. In November 2008, N-T Information Engineering transferred its entire equity interest in N-S Digital TV to Mr. Lei Zhang and Mr. Shizhou Shen, two PRC citizens employed by Super TV. In July 2011, Mr. Junming Wu transferred his entire equity interest in N-S Digital TV to Mr. Tianxing Wang. Meanwhile, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang, all of whom are PRC citizens employed by Super TV, contributed cash to increase the registered capital of N-S Digital TV by $18,170 using the loans proceeds from Super TV. After these transactions, N-S Digital TV is owned by Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang with equity interest of 8.3%, 31.6%, 31.2% and 28.9%, respectively. CDTV BVI does not have direct equity interest in N-S Digital TV, but it obtains control and enjoys the economic benefits of N-S Digital TV through a series of contractual arrangements entered into among Super TV, N-S Digital TV and its equity holders.

In 2007, the shareholders of CDTV BVI established China Digital TV Holding Co., Ltd. (the "Company" or "CDTV Holding"), as the holding Company of CDTV BVI and its subsidiary and VIE, CDTV Holding was incorporated in the Cayman Islands. The shareholders of CDTV BVI exchanged all of their shares of CDTV BVI for shares of CDTV Holding in proportion to their percentage interests in CDTV BVI. As a result, CDTV BVI became a wholly owned subsidiary of CDTV Holding.

VIE contractual agreements

A majority of the Group's customers are provincial and municipal cable network operators in the PRC, which are primarily state-owned enterprises ("SOEs"). Due to the above-mentioned regulatory considerations, these SOEs tend to purchase CA systems from PRC local companies, rather than from companies with foreign investment such as Super TV. In order to accommodate the PRC regulations and participate in the smart card and CA systems business (for the benefit of the Group), the Group arranged for Super TV to enter into the following agreements with N-S Digital TV and its equity holders:

•	Asset Purchase Agreement: N-T Information Engineering transferred to Super TV the fixed assets relating to its smart card and CA systems business for a purchase price of $698.

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Technical Support and Related Services Agreement: Super TV exclusively provides N-S Digital TV and/or its customers with technical support, technical training and personnel services relating to N-S Digital TV's marketing activities and services relating to the maintenance and optimization for the products and software of N-S Digital TV's customers at N-S Digital TV's request. The fees for such technical support and services are determined at Super TV's discretion. The term of this agreement is 15 years, which may not be terminated prior to its termination date without Super TV's written consent. The term of this agreement will be automatically renewed for another 15 years upon its expiration date, unless written notice has been given by Super TV.

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Technology License Agreement: N-S Digital TV granted Super TV, free of charge, an exclusive license to use certain software copyrights, patents, unpatentable technology and technical secrets relating to the digital television business that was transferred from N-T Information Engineering to N-S Digital TV. The term of the license is ten years, which may not be terminated or amended without the written consent of Super TV prior to its termination date and will be automatically renewed for an additional ten years upon its termination date, unless written notice has been given by Super TV.

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Technology Development Agreement: N-S Digital TV engaged Super TV to develop all technology required by N-S Digital TV or its customers. The fees payable by N-S Digital TV to Super TV under the agreement will be based on the price and quantity of the technology products, and a set percentage determined by Super TV. The term of the agreement is ten years, which may not be terminated prior to its termination date without Super TV's written consent. The term of this agreement will be automatically renewed for an additional ten years upon its termination date, unless written notice has been given by Super TV.

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Products and Software Purchase Agreement: N-S Digital TV exclusively purchased from Super TV all the smart cards and related software products required for its CA systems. The purchase price is determined by Super TV. The term of the agreement is 15 years, which may not be terminated prior to its termination date without Super TV's written consent. The term of this agreement will be automatically renewed for an additional 15 years upon its termination date, unless written notice has been given by Super TV.

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Equity Transfer Option Agreement: Under this agreement, Mr. Lei Zhang, Mr. Shizhou Shen, Mr. Wenjun Wang and Mr. Tianxing Wang (the "Shareholders") jointly granted Super TV an exclusive and irrevocable option to purchase all of the equity interests held by them in N-S Digital TV at any time that Super TV deems fit. Super TV may purchase these equity interests itself or designate another party to purchase the equity interests. The exercise price of the option will be determined by Super TV at the time of the exercise, subject to the minimum purchase price requirements pursuant to applicable PRC law or otherwise permitted by the relevant PRC authorities. This agreement does not have a specified term and will remain in effect unless terminated with the written consent of Super TV.

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Business Operating Agreement: Each of the Shareholders agreed to (i) accept the policies and guidelines furnished by Super TV with respect to the hiring and dismissal of employees, operational management and financial management systems of N-S Digital TV; (ii) appoint the candidates recommended by Super TV as directors of N-S Digital TV and appoint the senior management personnel of Super TV as the general manager, chief financial officer and other senior officers of N-S Digital TV based on Super TV's recommendations; (iii) replace or remove any director or senior management personnel of N-S Digital TV upon Super TV's request; and (iv) seek a guarantee from Super TV first when any guarantee is required to secure performance by N-S Digital TV of any contract or working capital loan borrowed by N-S Digital TV and pledge its assets and receivables to Super TV as a counter-guarantee. This agreement has a term of ten years and may be renewed at the option of Super TV by giving written notice for a term to be determined by Super TV. Super TV may terminate this agreement at any time by giving 30 days' advance written notice to the other parties to this agreement.

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Share Pledge Agreements: Pursuant to the share pledge agreements, each of the Shareholders pledged all of their respective equity interests in N-S Digital TV to Super TV to secure the Shareholders' and N-S Digital TV's performance of their respective obligations under the VIE contractual arrangements between N-S Digital TV/the Shareholders and Super TV. In addition, each of the Shareholders agreed not to transfer their equity interests in N-S Digital TV or create, or allow the creation of, any pledge over their respective equity interests in N-S Digital TV that may affect Super TV's interests without Super TV's consent. Super TV is entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the share pledge agreements is equivalent to the maximum duration of the VIE contractual arrangements between N-S Digital TV/the Shareholders and Super TV. The agreements may only be terminated: (i) by Super TV in writing; or (ii) upon the fulfillment of the shareholders' and N-S Digital TV's respective obligations under the VIE contractual arrangements between N-S Digital TV/the Shareholders and Super TV, which is subject to Super TV's written confirmation.

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Powers of Attorney: Each of the Shareholders has executed an irrevocable power of attorney appointing Super TV, or any person designated by Super TV, as the attorney-in-fact to vote on their respective behalves on all matters of N-S Digital TV requiring shareholder approval under PRC laws, rules and regulations and the articles of association of N-S Digital TV. Each power of attorney has a term of ten years, subject to earlier termination in the event of the termination of the relevant share pledge agreement. The powers of attorney will be automatically renewed upon the extension of the term of the relevant share pledge agreement

The articles of association of N-S Digital TV provides that the shareholders of N-S Digital TV have the power to, in a shareholders' meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, through the irrevocable powers of attorney, Super TV has the ability to exercise effective control over N-S Digital TV through shareholders' votes and, through such votes, to also control the compensation of the board of directors of N-S Digital TV. In addition, the senior management team of N-S Digital TV are the same as those of Super TV. As a result of these contractual arrangements, Super TV has the power to direct the activities of N-S Digital TV that most significantly impact its economic performance.

Pursuant to the powers of attorney and the share pledge agreements, Super TV holds 100% of the shareholders' voting interests in N-S Digital TV and has the right to receive any dividends declared and paid by N-S Digital TV. In addition, since its formation in May 2004, N-S Digital TV has not declared or distributed any dividends to any shareholders. Super TV enjoys substantially all of the rewards of ownership and exercises control over N-S Digital TV. As Super TV is the primary beneficiary of the VIE arrangements, the VIE and VIE's subsidiaries' results of operations are consolidated in the Group's financial statements.

Because the Company, through Super TV and through the series of contractual agreements, has (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIE, the Company had consolidated N-S Digital TV.

Risks in relation to the VIE structure

The Company believes that Super TV's contractual arrangements with equity holders of N-S Digital TV are in compliance with PRC law and are legally enforceable. The equity holders of N-S Digital TV are all employees of Super TV and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the equity holders of N-S Digital TV were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing N-S Digital TV not to pay the service fees when required to do so.

The following financial statement amounts and balances of the VIE and VIE's subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011

Total current assets	$37,465	$52,490
Total non-current assets	2,928	1,923

Total assets	$40,393	$54,413

Total current liabilities	$10,006	$11,334
Total non-current liabilities	777	401

Total liabilities	$10,783	$11,735

	000,000	000,000	000,000
	For the years ended December 31,
	2009	2010	2011

Net revenues	$50,756	$79,591	$92,298
Net income	$806	$137	$3,512

	000,000	000,000	000,000
	For the years ended December 31,
	2009	2010	2011

Net cash (used in)/provided by operating activities	$(1,576)	$172	$1,880
Net cash (used in)/provided by investing activities	(2,173)	1,228	(2,026)
Net cash provided by financing activities	$—	$—	$—

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.

As of December 31, 2011, CDTV Holding's subsidiaries, VIE and VIE's subsidiaries include the following entities:

	Date of incorporation	Place of incorporation	Percentage of
Subsidiaries	/establishment	/establishment	economic ownership

CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited ("Golden Benefit")	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited ("CSM Holdings")	February 25, 2008	Hong Kong	100%
N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	January 19, 2011	the PRC	90%
Beijing Joysee Technology Co., Ltd ("Joysee")	May 13, 2011	the PRC	64.8%
Beijing Super Movie Technology Co., LTD ("Super Movie")	September 23, 2011	the PRC	90%

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE's subsidiaries
Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	January 20, 2005	the PRC	100%
N-S Media Investment Co., Ltd ("N-S Media Investment")	December 19, 2007	the PRC	100%